Schedules of Investments

January 31, 2026

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.94%
Aerospace - 5.73%
HEICO Corp., Class A	32,458	$8,263,482
TransDigm Group, Inc.	6,731	9,608,772
		17,872,254

Asset Managers & Custodians - 9.75%
Ares Management Corp., Class A	74,335	11,125,720
Partners Group Holding AG	4,254	5,778,022
TPG, Inc., Class A	229,435	13,516,016
		30,419,758

Biotechnology - 0.67%
Medpace Holdings, Inc.(a)	3,606	2,100,423

Consumer Digital Services - 3.95%
Alphabet, Inc., Class C	36,397	12,321,476

Containers & Packaging - 1.46%
Crown Holdings, Inc.	43,574	4,561,326

Distillers & Vintners - 2.10%
Diageo PLC	286,597	6,570,699

Diversified Retailers - 4.51%
Amazon.com, Inc.(a)	58,760	14,061,268

Health Care Management Services - 9.80%
Elevance Health, Inc.	48,984	16,935,728
UnitedHealth Group, Inc.	47,498	13,628,601
		30,564,329

Health Care Services - 2.89%
IQVIA Holdings, Inc.(a)	39,204	9,022,801

Insurance Brokers - 3.45%
Ryan Specialty Holdings, Inc., Class A	222,836	10,758,522

Machinery: Tools - 4.14%
Stanley Black & Decker, Inc.	164,246	12,919,590
	Shares	Value
COMMON STOCKS - 95.94% (continued)
Professional Business Support Services - 5.35%
Bureau Veritas SA	138,691	$4,455,183
TransUnion	154,772	12,230,084
		16,685,267

Real Estate Services - 2.08%
Jones Lang LaSalle, Inc.(a)	18,125	6,487,119

Reinsurance - 5.16%
Everest Group Ltd.	48,559	16,086,626

Restaurants & Bars - 3.79%
Sodexo SA	231,371	11,831,425

Semiconductors - 3.26%
Qorvo, Inc.(a)	130,346	10,181,326

Software - 13.40%
Microsoft Corp.	38,851	16,717,197
Nice Ltd. - Sponsored ADR(a)	118,681	12,628,845
Salesforce, Inc.	58,645	12,449,747
		41,795,789

Specialty Retailers - 4.92%
CarMax, Inc.(a)	344,630	15,349,820

Transaction Processing Services - 9.53%
FISERV, Inc.(a)	200,715	12,791,567
Mastercard, Inc., Class A	15,526	8,365,253
Visa, Inc., Class A	26,678	8,585,781
		29,742,601

TOTAL COMMON STOCKS
(Cost $249,945,850)		299,332,419

	Shares	Value
MONEY MARKET FUNDS - 4.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61% (7-day yield)	12,664,668	12,664,668

TOTAL MONEY MARKET FUNDS
(Cost $12,664,668)		12,664,668

See Notes to Schedules of Investments.

2

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

TOTAL INVESTMENTS - 100.00%
(Cost $262,610,518)	$311,997,087

Liabilities in Excess of Other Assets - 0.00%(b)	(8,443)

NET ASSETS - 100.00%	$311,988,644

(a)	Non-income producing security.
(b)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

See Notes to Schedules of Investments.

3

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.65%
Asset Managers & Custodians - 0.02%
Virtus Investment Partners, Inc.	146	$23,835

Biotechnology - 0.67%
Medpace Holdings, Inc.(a)	1,351	786,930

Building Materials: Other - 7.82%
Forterra PLC(b)(c)	1,874,337	4,539,588
Fortune Brands Innovations, Inc.	86,077	4,656,766
		9,196,354

Cement - 5.48%
Ibstock PLC(b)(c)	3,706,475	6,441,104

Containers & Packaging - 2.47%
Crown Holdings, Inc.	27,770	2,906,964

Diversified Industrials - 3.70%
Sdiptech AB, Class B(a)	227,169	4,353,382

Electrical Components - 6.97%
Littelfuse, Inc.	25,303	8,192,099

Food Retailers & Wholesalers - 5.49%
Premium Brands Holdings Corp., Class A	93,917	6,455,867

Hotel & Lodging Reits - 2.87%
Park Hotels & Resorts, Inc.	309,225	3,379,829

Household Furnishings - 5.89%
MillerKnoll, Inc.	345,127	6,930,150

Industrial Suppliers - 4.71%
StandardAero, Inc.	179,310	5,538,886

Insurance Brokers - 3.85%
Ryan Specialty Holdings, Inc., Class A	93,767	4,527,071
	Shares	Value
COMMON STOCKS - 98.65% (continued)
Machinery: Industrial - 0.97%
The Middleby Corp.(a)	7,778	$1,144,688

Metal Fabricating - 2.10%
The Timken Co.	26,567	2,475,779

Professional Business Support Services - 14.16%
ABM Industries, Inc.	101,934	4,693,041
Genpact Ltd.	126,123	5,562,024
ISS A/S	168,650	6,397,637
		16,652,702

Real Estate Services - 9.53%
Colliers International Group, Inc.	24,396	3,334,933
Jones Lang LaSalle, Inc.(a)	6,721	2,405,513
Savills PLC	370,594	5,466,542
		11,206,988

Reinsurance - 5.62%
Everest Group Ltd.	19,965	6,614,005

Rental & Leasing Services: Consumer - 4.11%
PROG Holdings, Inc.	148,966	4,832,457

Semiconductors - 2.96%
Qorvo, Inc.(a)	44,538	3,478,863

Specialty Retailers - 4.19%
CarMax, Inc.(a)	110,590	4,925,679

Telecommunications Services - 5.07%
Ituran Location and Control Ltd.	133,637	5,964,219

TOTAL COMMON STOCKS
(Cost $94,248,181)		116,027,851

See Notes to Schedules of Investments.

4

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 0.90%
Invesco Government & Agency Portfolio, Institutional Class, 3.61% (7-day yield)	1,054,995	$1,054,995

TOTAL MONEY MARKET FUNDS
(Cost $1,054,995)		1,054,995

TOTAL INVESTMENTS - 99.55%
(Cost $95,303,176)		$117,082,846

Other Assets in Excess of Liabilities - 0.45%		526,191

NET ASSETS - 100.00%		$117,609,037

(a)	Non-income producing security.
(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2026, these securities had an aggregate value of $10,980,692 or 9.34% of net assets.
(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, the aggregate market value of these securities was $10,980,692, representing 9.34% of net assets

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

A/S - Aktieselskab (Danish: Joint Stock Company)

Ltd. – Limited

PLC - Public Limited Company

See Notes to Schedules of Investments.

5

Vulcan Value Partners

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, non-diversified management investment companies registered under the 1940 Act. Each Fund’s investment objective is long-term capital appreciation.

The Funds both commenced operations of their Investor Class shares and Institutional Class shares on December 30, 2009 and May 1, 2019, respectively, as mutual funds that were series of Financial Investors Trust (the "Predecessor Funds"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by their respective Fund. In connection with this acquisition as of the close of business on September 12, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Fund. Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund net assets of $385,874,088 and $125,205,806, respectively, Investor Class shares outstanding of 4,768,031 and 2,210,608 respectively, Institutional Class shares outstanding of 7,767,153 and 7,431,765 respectively, and net unrealized appreciation/depreciation of $90,184,138 and $28,010,174, respectively, and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as that of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of each Predecessor Fund has been adopted by the corresponding Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Each Fund offers Investor and Institutional Class shares. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and f accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset values (“NAVs”) of the Funds are determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAVs are determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Vulcan Value Partners LLC (the “Adviser“) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

6

Vulcan Value Partners

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2026:

Vulcan Value Partners Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$299,332,419	$–	$–	$299,332,419
Money Market Funds	12,664,668	–	–	12,664,668
Total	$311,997,087	$–	$–	$311,997,087

Vulcan Value Partners Small Cap

Fund Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$116,027,851	$–	$–	$116,027,851
Money Market Funds	1,054,995	–	–	1,054,995
Total	$117,082,846	$–	$–	$117,082,846

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with a Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

7